SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 65,099	$ 95,323
Work in process	1,247,634	1,049,001
Finished goods	2,475,971	2,356,973
Inventory, gross	3,788,704	3,501,297
Less: inventory allowance	(1,068,914)	(381,470)	$ (381,765)
Inventory, net	$ 2,719,790	$ 3,119,827